Lease obligation (Schedule of Lease Obligation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
Balance - Beginning of year	$ 1,398	$ 1,308
Additions	155
Repayment of lease obligation	(252)	(239)
Accreted interest	146	149
Balance - End of year	1,357	1,398
Less: Current portion	139	100
Non-current portion	$ 1,218	$ 1,208